Subsidiaries with material non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2024
Subsidiaries with material non-controlling interest
Schedule of non-controlling interests

	Country of
	incorporation
	and operation	2024	2023	2022
		%	%	%

Equity interest held by non-controlling interests:
Sociedad Minera El Brocal S.A.A.	Peru	38.57	38.57	38.57
Apu Coropuna S.R.L.	Peru	30.00	30.00	30.00

	2024	2023	2022
	US$(000)	US$(000)	US$(000)
Accumulated balances of material non-controlling interest:
Sociedad Minera El Brocal S.A.A.	169,178	162,863	154,175
Apu Coropuna S.R.L.	(166)	(112)	(84)
	169,012	162,751	154,091
Profit (loss) allocated to material non-controlling interest:
Sociedad Minera El Brocal S.A.A.	13,628	12,855	239
Minera La Zanja S.R.L.	(54)	(28)	(149)
Other minors	—	—	295
	13,574	12,827	385

Schedule of financial position of subsidiaries

	Statements of financial position
	As of December 31, 2024		As of December 31, 2023
	Sociedad	Apu	Sociedad	Apu
	Minera El	Coropuna	Minera El	Coropuna
	Brocal S.A.A.	S.R.L.	Brocal S.A.A.	S.R.L.
	US$(000)	US$(000)	US$(000)	US$(000)
Current assets	213,843	178	230,761	355
Non-current assets	467,333	10	452,549	6
Current liabilities	(117,158)	—	(182,902)	—
Non-current liabilities	(148,006)	(740)	(101,917)	(735)

Equity	416,012	(552)	398,491	(374)

Attributable to:
Shareholders of the Group	246,834	(386)	235,628	(262)
Non-controlling interests	169,178	(166)	162,863	(112)

	416,012	(552)	398,491	(374)

Schedule of statement of profit or loss of subsidiaries

Statements of profit or loss for the years 2024, 2023 and 2022:

	Sociedad
	Minera El	Apu
	Brocal	Coropuna
	S.A.A.	S.R.L.
	US$(000)	US$(000)
Year 2024 -
Revenues	437,884	—
Profit (loss) for the year	35,333	(178)
Attributable to non-controlling interests	13,628	(54)

Year 2023 -
Revenues	432,616	—
Profit (loss) for the year	31,454	(93)
Attributable to non-controlling interests	12,855	(28)

Year 2022 -
Revenues	400,994	—
Profit (loss) for the year	362	(496)
Attributable to non-controlling interests	239	(149)